Note 3 - Earnings Per Share	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Earnings Per Share [Text Block]
3.	EARNINGS PER SHARE

There are
no
convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended
December 31:

	2019	2018

Weighted-average common shares issued	7,286,554	7,232,238

Average treasury stock shares	(816,146)	(772,330)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	6,470,408	6,459,908

Additional common stock equivalents (stock options and restricted stock) used to calculate diluted earnings per share	32,398	27,906

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	6,502,806	6,487,814

Options to purchase
14,500
shares of common stock at
$8.78
a share were outstanding during the year ended
December 31, 2019.
Also outstanding were
61,040
shares of restricted stock.
None
of the outstanding options or restricted stock were anti-dilutive.

Options to purchase
14,900
shares of common stock at
$8.78
a share were outstanding during the year ended
December 31, 2018.
Also outstanding were
42,350
shares of restricted stock.
None
of the outstanding options or restricted stock were anti-dilutive.

When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Company. As of
December 31, 2019,
the Company held
871,162
of the Company’s shares, which is an increase of
98,832
shares for the
twelve
months ended
December 31, 2019,
from the
772,330
shares held as of
December 31, 2018.